Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Effects of Fair Value of Derivative Instruments in Consolidated Balance Sheets

The effects of our derivative instruments on our consolidated balance sheets were as follows:

	December 31, 2016		December 31, 2015
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
	(in thousands)
Cash Flow Hedges:
Interest rate swap	Other non- current long-term liabilities	$(9,803)	Other non- current long-term liabilities	$(11,440)

Earnings Effect of Derivative Instruments in Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Loss)

The effects of our derivative instruments on our consolidated statements of operations and consolidated statements of comprehensive income (loss), net of the effect for income taxes, were as follows:

	Classification of Gain (Loss) Recognized	2016	2015	2014
		(in thousands)
Cash Flow Hedges:
Interest rate swap (1)	Other comprehensive income (loss)	$1,064	$(4,309)	$(3,127)

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2016, 2015 and 2014.